Financial assets at fair value through profit or loss	9 Months Ended
Mar. 31, 2024
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss
Note 7. Financial assets at fair value through profit or loss
	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2024	31 Mar 2023	31 Mar 2024	31 Mar 2023
	$‘000	$'000	$'000	$'000
Current assets
Electricity financial asset	3,425	-	3,425	-

Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	1,280	-	-	-
Additions	9,388	-	10,926	-
Financial asset realized	(6,152)	-	(6,152)	-
Revaluation decrements (unrealized loss)	(1,091)	-	(1,349)	-

Closing fair value	3,425	-	3,425	-

Power Supply Agreement
A subsidiary of the Company (“the Subsidiary”) entered into a Power Supply Agreement ("PSA") for the procurement of electricity at the Childress site.
Under the PSA, the Subsidiary has the right to purchase a fixed quantity of electricity in advance at a fixed price however, the Subsidiary has no obligation to take physical delivery of electricity purchased. For any unused electricity purchased, the Subsidiary sells the unused electricity to the counterparty of the PSA at the prevailing spot price at the time of curtailment.
As the PSA meets the definition of a financial instrument under IAS 32, it is accounted for as a financial asset at fair value through Profit and Loss under IFRS 9.
Accordingly, the PSA is recorded at an estimated fair value each reporting period with the change in the fair value recorded in change in fair value of financial asset in the consolidated statements of operations.
As at 31 March 2024, the financial asset comprises the fair value of unused electricity purchased for the forward period to 31 May 2024.
On settlement, a realized gain or loss on a financial asset is recognised in profit or loss. The gain or loss is calculated based on the unused quantity of electricity multiplied by prevailing spot price at the time of curtailment less the price paid upon prepayment (fixed costs). For the nine and three month periods ended 31 March 2024, the realised gain was $3.2m (2023: nil) and $0.1m (2023: nil) respectively.